Summary of principal accounting policies (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Assets and Liabilities of VIE

The following assets and liabilities of the VIE, which has been dormant since September 30, 2018, are included in the accompanying consolidated financial statements of the Company as of December 31, 2020 and September 30, 2020:

	December 31, 2020	September 30, 2020

Current assets	$-	$-
Non-current assets	-	-
Total assets	$-	$-

Current liabilities	$-	$-
Non-current liabilities	-	-
Total liabilities	$-	$-

Schedule of Straight-line Method Over Estimated Useful Lives
Electronic equipment	3-6 years
Furniture and fixtures	3-6 years
Leasehold improvements	Shorter of estimated useful life or term of lease

Summary on Exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	December 31, 2020	September 30, 2020
RMB:USD	6.5401	6.8141
HKD:USD	7.7521	7.7502

Items in the unaudited condensed consolidated statements of operations and comprehensive loss, and unaudited condensed consolidated statements of cash flows

	Three Months Ended December 31,
	2020	2019
RMB:USD	6.6222	7.0427
HKD:USD	7.7517	7.8249